S000013699 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	228 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
ICE BofA US Corporate Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.78%	0.11%	3.31%
iShares Broad USD Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.85%	0.11%	3.21%
Performance Inception Date					Jan. 05, 2007
iShares Broad USD Investment Grade Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.82%	(1.39%)	1.75%
iShares Broad USD Investment Grade Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.61%	(0.58%)	1.83%

[1]	The ICE BofA US Corporate Index (Spliced) reflects the performance of the Bloomberg U.S. Credit Bond Index through July 31, 2018; the standard pricing variant of the ICE BofA US Corporate Index from August 1, 2018 through February 28, 2021; the 4 PM pricing variant of the ICE BofA US Corporate Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA US Corporate Index which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.